FINANCIAL RISK MANAGEMENT ACTIVITIES - Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings | Fixed rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 1,741	$ 1,738	$ 1,735
Borrowings | Variable rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	243	501	248
Cash restricted for use | Variable rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	61	68	60
Cash and cash equivalents | Variable rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	929	742	805
Joint venture loan receivable | Variable rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 463	$ 506	$ 0